UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	3.24%
Communications	4.16%
Consumer, Cyclical	12.79%
Consumer, Non-cyclical	15.91%
Diversified	0.21%
Energy	4.02%
Financial	27.07%
Funds	2.02%
Industrial	17.49%
Short Term Investments	4.97%
Technology	4.07%
Utilities	4.05%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,063.00	$5.57

Hypothetical (5% return before expenses)	$1,000.00	$1,019.33	$5.45

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.24%
114,676	Horsehead Holding Corp (a)	$	1,142,173
19,839	Minerals Technologies Inc		1,265,331
57,823	Olin Corp		1,207,923
31,503	Reliance Steel & Aluminum Co		1,590,902
17,909	WR Grace & Co (a)		903,509
44,173	Zep Inc		606,495

			6,716,333

Communications — 4.16%
33,396	ADTRAN Inc		1,008,225
43,478	General Cable Corp (a)		1,127,819
133,785	Harmonic Inc (a)		569,924
20,144	IAC/InterActiveCorp		918,567
38,094	John Wiley & Sons Inc Class A		1,866,225
8,574	Liberty Media Corp - Liberty Capital (a)		753,741
45,918	Netgear Inc (a)		1,584,630
69,765	Perficient Inc (a)		783,461

			8,612,592

Consumer, Cyclical — 12.79%
13,262	Casey’s General Stores Inc		782,325
37,370	Cash America International Inc		1,645,775
22,072	Churchill Downs Inc		1,297,613
22,298	Core-Mark Holding Co Inc		1,073,426
24,652	Cracker Barrel Old Country Store Inc		1,548,146
109,298	Dana Holding Corp		1,400,107
82,933	Fred’s Inc Class A		1,268,045
26,841	Genesco Inc (a)		1,614,486
191,600	Hot Topic Inc		1,856,604
26,099	HSN Inc		1,053,095
21,982	Jos A Bank Clothiers Inc (a)		933,356
67,460	La-Z-Boy Inc (a)		829,083
51,026	Marriott Vacations Worldwide Corp (a)		1,580,785
69,748	Rush Enterprises Inc Class A (a)		1,140,380
107,077	Sally Beauty Holdings Inc (a)		2,756,162
47,503	ScanSource Inc (a)		1,455,492
23,119	Six Flags Entertainment Corp		1,252,587
35,318	Tenneco Inc (a)		947,229
54,009	Wesco Aircraft Holdings Inc (a)(b)		687,535
26,070	Wyndham Worldwide Corp		1,374,932

			26,497,163

Consumer, Non-cyclical — 15.91%
125,410	ACCO Brands Corp (a)		1,296,739
36,547	Arbitron Inc		1,279,145
81,589	Avis Budget Group Inc (a)		1,240,153
22,737	Bio-Reference Labs Inc (a)		597,528
128,327	Convergys Corp		1,895,390
61,499	Euronet Worldwide Inc (a)		1,052,863
50,709	H&E Equipment Services Inc (a)		762,156
39,654	Hanger Inc (a)		1,016,729
58,796	Impax Laboratories Inc (a)		1,191,795

Shares			Value

Consumer, Non-cyclical — (continued)
30,094	Ingredion Inc	$	1,490,255
29,649	J&J Snack Foods Corp		1,752,256
49,003	Jarden Corp		2,059,106
105,380	KAR Auction Services Inc (a)		1,811,482
91,540	Live Nation Entertainment Inc (a)		840,337
49,799	McGrath RentCorp		1,319,673
23,825	MEDNAX Inc (a)		1,632,965
35,967	Rent-A-Center Inc		1,213,527
89,578	Rollins Inc		2,003,860
73,166	Spartan Stores Inc		1,326,500
31,884	SurModics Inc (a)		551,593
26,632	Team Inc (a)		830,386
22,912	Teleflex Inc		1,395,570
31,961	WellCare Health Plans Inc (a)		1,693,933
44,000	Wright Express Corp (a)		2,715,680

			32,969,621

Diversified — 0.21%
35,973	Primoris Services Corp		431,676

Energy — 4.02%
22,360	Berry Petroleum Co Class A		886,798
48,184	Cloud Peak Energy Inc (a)		814,791
90,312	Energy Partners Ltd (a)		1,526,273
59,267	Helix Energy Solutions Group Inc (a)		972,571
24,534	Lufkin Industries Inc		1,332,687
30,389	Oceaneering International Inc		1,454,418
91,097	SunCoke Energy Inc (a)		1,334,571

			8,322,109

Financial — 27.07%
47,802	American Campus Communities Inc REIT		2,150,134
107,929	Ares Capital Corp		1,722,547
120,037	BancorpSouth Inc		1,742,937
108,825	BioMed Realty Trust Inc REIT		2,032,851
113,892	Capitol Federal Financial Inc		1,353,037
126,405	Cathay General Bancorp		2,086,946
32,855	City National Corp		1,596,096
158,728	CubeSmart REIT		1,852,356
101,349	CVB Financial Corp		1,180,716
112,035	DFC Global Corp (a)		2,064,805
64,984	DuPont Fabros Technology Inc REIT (b)		1,855,943
91,298	Employers Holdings Inc		1,647,016
159,008	Fifth Street Finance Corp (b)		1,586,900
103,073	First Financial Bancorp		1,647,106
23,057	First Financial Bankshares Inc		796,850
66,748	HCC Insurance Holdings Inc		2,095,887
333,150	Hersha Hospitality Trust REIT		1,759,032
25,409	Home Properties Inc REIT		1,559,096
32,724	Iberiabank Corp		1,650,926
51,179	MarketAxess Holdings Inc		1,363,409
27,394	Mid-America Apartment Communities Inc REIT		1,869,367

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Financial — (continued)
59,455	National Retail Properties Inc REIT	$1,681,982
87,384	Omega Healthcare Investors Inc REIT	1,966,140
50,486	Pinnacle Financial Partners Inc (a)	984,982
53,247	Popular Inc (a)	884,436
32,479	Potlatch Corp REIT	1,037,379
22,677	ProAssurance Corp	2,020,294
37,422	Prosperity Bancshares Inc	1,572,847
27,388	Reinsurance Group of America Inc	1,457,315
30,193	Signature Bank (a)	1,840,867
36,876	Sovran Self Storage Inc REIT	1,847,119
55,125	Stifel Financial Corp (a)	1,703,362
58,113	UDR Inc REIT	1,501,640
55,452	Wintrust Financial Corp	1,968,546

		56,080,866

Industrial — 17.49%
35,302	Actuant Corp Class A	958,802
29,969	Alamo Group Inc	940,128
61,945	Albany International Corp Class A	1,158,991
90,666	Altra Holdings Inc	1,430,710
28,289	Armstrong World Industries Inc	1,390,687
31,075	AZZ Inc	1,903,655
15,881	Belden Inc	529,631
29,574	Cognex Corp	936,017
93,465	Darling International Inc (a)	1,541,238
12,423	DXP Enterprises Inc (a)	515,430
39,450	EnerSys (a)	1,383,512
24,780	Genesee & Wyoming Inc Class A (a)	1,309,375
30,288	Global Power Equipment Group Inc	661,490
64,253	Griffon Corp	551,291
73,590	GSI Group Inc (a)	843,341
21,023	Haynes International Inc	1,070,912
73,116	II-VI Inc (a)	1,218,844
37,919	John Bean Technologies Corp	514,561
24,742	Kirby Corp (a)	1,164,853
22,987	Koppers Holdings Inc	781,558
32,008	Littelfuse Inc	1,820,935
67,628	Methode Electronics Inc	575,514
11,195	Middleby Corp (a)	1,115,134
58,455	MYR Group Inc (a)	997,242
41,566	Old Dominion Freight Line Inc (a)	1,799,392
24,631	Raven Industries Inc	1,714,071
34,814	RBC Bearings Inc (a)	1,646,702
25,095	Rogers Corp (a)	994,013
85,701	Vishay Intertechnology Inc (a)	808,160
22,946	Wabtec Corp	1,790,018
38,220	Waste Connections Inc	1,143,542
42,448	Werner Enterprises Inc	1,014,083

		36,223,832

Technology — 4.07%
169,575	Brocade Communications Systems Inc (a)	836,005

Shares		Value

Technology — (continued)
133,423	Lattice Semiconductor Corp (a)	$503,005
65,980	Monotype Imaging Holdings Inc (a)	1,106,484
52,389	QLogic Corp (a)	717,205
56,899	Semtech Corp (a)	1,383,784
11,589	Skyworks Solutions Inc (a)	317,191
79,597	SS&C Technologies Holdings Inc (a)	1,989,925
112,863	Teradyne Inc (a)	1,586,854

		8,440,453

Utilities — 4.06%
45,107	ALLETE Inc	1,885,473
17,033	ITC Holdings Corp	1,173,744
46,445	Middlesex Water Co	882,455
19,673	NorthWestern Corp	721,999
58,487	UGI Corp	1,721,272
56,221	UIL Holdings Corp	2,016,085

		8,401,028

TOTAL COMMON STOCK — 93.02% (Cost $157,259,358)		$192,695,673

EXCHANGE TRADED FUNDS
Funds — 2.02%
52,450	iShares Russell 2000 Index Fund(b)
		4,177,642

TOTAL EXCHANGE TRADED FUNDS — 2.02% (Cost $4,164,173)		$4,177,642

Shares

WARRANTS
13,004	Magnum Hunter Resources (a)(b)(c)	0

TOTAL WARRANTS — 0.00% (Cost $199)		$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

SECURITIES LENDING COLLATERAL
$ 792,388	Undivided interest of 2.99% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $792,388 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	$	792,388
1,499,769	Undivided interest of 3.18% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $1,499,769 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.		1,499,769
1,499,769	Undivided interest of 3.22% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $1,499,769 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.		1,499,769

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 1,499,769	Undivided interest of 3.30% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $1,499,769 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	$	1,499,769

TOTAL SECURITIES LENDING COLLATERAL — 2.55% (Cost $5,291,695)		$	5,291,695

SHORT TERM INVESTMENTS
4,999,997	Federal Farm Credit Banks Funding Corp
	0.01%, 07/02/2012		4,999,997

TOTAL SHORT TERM INVESTMENTS — 2.41% (Cost $4,999,997)		$	4,999,997

TOTAL INVESTMENTS — 100.00% (Cost $171,715,422)		$	207,165,007

OTHER ASSETS & LIABILITIES, NET — 0.00%		$	(6,954)

TOTAL NET ASSETS — 100.00%		$	207,158,053

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at June 29, 2012.
(c)	Security has no market value at June 29, 2012.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Loomis Sayles Small-Cap Value Portfolio

ASSETS:
Investments in securities, market value (including $5,170,527 of securities on loan)(a)	$207,165,007
Cash	4,417,676
Dividends receivable	233,576
Subscriptions receivable	976,141
Receivable for investments sold	325,115

Total Assets	213,117,515

LIABILITIES:
Payable to investment adviser	169,336
Payable upon return of securities loaned	5,291,695
Redemptions payable	223,042
Payable for investments purchased	275,389

Total Liabilities	5,959,462

NET ASSETS	$207,158,053

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$977,127
Paid-in capital in excess of par	167,700,424
Net unrealized appreciation on investments	35,449,585
Undistributed net investment income	123,574
Accumulated net realized gain on investments	2,907,343

TOTAL NET ASSETS	$207,158,053

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	9,771,274

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$21.20

(a) Cost of investments	$171,715,422

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Loomis Sayles Small-Cap Value Portfolio

INVESTMENT INCOME:
Interest	$544
Income from securities lending	29,670
Dividends	1,674,758

Total Income	1,704,972

EXPENSES:
Audit fees	13,431
Bank and custodian fees	5,754
Management fees	1,019,987
Investment administration fees	55,053
Other	24,941

Total Expenses	1,119,166

Less amount reimbursed by investment adviser	975

Net Expenses	1,118,191

NET INVESTMENT INCOME	586,781

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,119,237
Change in net unrealized appreciation on investments	6,609,044

Net Realized and Unrealized Gain on Investments	11,728,281

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,315,062

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Loomis Sayles Small-Cap Value Portfolio

OPERATIONS:
Net investment income	$586,781	$560,230
Net realized gain on investments	5,119,237	10,917,931
Change in net unrealized appreciation (depreciation) on investments	6,609,044	(14,470,049)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,315,062	(2,991,888)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(463,207)	(332,849)

Total Distributions	(463,207)	(332,849)

CAPITAL SHARE TRANSACTIONS:
Shares sold	32,339,101	94,404,195
Shares issued in reinvestment of distributions	463,207	332,849
Shares redeemed	(30,576,740)	(74,715,430)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,225,568	20,021,614

Total Increase in Net Assets	14,077,423	16,696,877

NET ASSETS:
Beginning of period	193,080,630	176,383,753

End of period (a)	$207,158,053	$193,080,630

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,510,331	4,661,035
Shares issued in reinvestment of distributions	22,377	16,619
Shares redeemed	(1,421,592)	(3,645,495)

Net Increase	111,116	1,032,159

(a) Including undistributed net investment income	$123,574	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Loomis Sayles Small-Cap Value Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$19.99		$20.44	$16.56	$13.00	$19.53	$21.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.04	0.08	0.06	0.04	0.02
Net realized and unrealized gain (loss)	1.20		(0.45)	3.88	3.56	(6.35)	0.64

Total Income (Loss) From Investment Operations	1.26		(0.41)	3.96	3.62	(6.31)	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.04)	(0.08)	(0.06)	(0.04)	(0.02)
From net realized gains	–		–	–	–	(0.18)	(2.39)

Total Distributions	(0.05)		(0.04)	(0.08)	(0.06)	(0.22)	(2.41)

NET ASSET VALUE, END OF PERIOD	$21.20		$19.99	$20.44	$16.56	$13.00	$19.53

TOTAL RETURN(a)	6.30%	(b)	(2.03%)	23.99%	27.86%	(32.64%)	3.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$207,158		$193,081	$176,384	$227,034	$204,086	$281,009
Ratio of expenses to average net assets
Before reimbursement	1.10%	(c)	1.11%	1.12%	1.08%	1.09%	1.07%
After reimbursement	1.10%	(c)	1.10%	1.12%	1.08%	1.08%	1.07%
Ratio of net investment income to average net assets
Before reimbursement	0.57%	(c)	0.29%	0.53%	0.49%	0.31%	0.12%
After reimbursement	0.58%	(c)	0.30%	0.53%	0.49%	0.31%	0.12%
Portfolio turnover rate	16%	(b)	48%	54%	58%	67%	58%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Derivative Investments:

Warrants	Exchange traded close price, bids, evaluated bids.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$190,996,446	$—	$—	$190,996,446
Exchange Traded Funds	4,177,642	—	—	4,177,642
Foreign Common Stock	1,699,227	—	—	1,699,227
Securities Lending Collateral	—	5,291,695	—	5,291,695
Short Term Investments	—	4,999,997	—	4,999,997

Total Investments(a)	$196,873,315	$10,291,692	$0	$207,165,007

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Exchange Traded Fund (ETF) shares can be bought and sold on the secondary market at market prices. Although, it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Portfolio may pay more or less than NAV when it buys ETF shares on the secondary market, and the Portfolio may receive more or less than NAV when it sells those shares.

The Portfolio’s underlying ETF may invest in stocks, which may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETF to be subject to larger short-term declines in value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Life Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the Adviser is required by contract to reimburse the Portfolio for any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not Portfolio specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and the Fund have entered into a sub-advisory agreement with Loomis, Sayles & Company LP. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $31,021,305 and $34,087,927, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $172,068,148. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $41,250,118 and gross depreciation of securities in which there was an excess of tax cost over value of $6,153,259 resulting in net appreciation of $35,096,859.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $5,170,527 and received collateral of $5,291,695 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-, five- and ten-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. The Board noted that, although the Portfolio underperformed its peer group for the five-year annualized period, it outperformed its peer group for the one-, three- and ten-year annualized periods. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was within the range of fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was comparable to the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)	(1) Not required in filing.

  (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

  (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012